Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 6.8%
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.794%, 01/20/33@,•	$4,000	$4,004,440
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	1,417	1,407,361
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	2,152	2,226,485
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.921%, 01/25/41•	2,285	2,263,104
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	2,089	1,927,245
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.985%, 03/25/55•	2,463	2,452,285
SMB Private Education Loan Trust,
Series 2016-A Class A2A, 144A 2.700%, 05/15/31@	130	129,669
Series 2014-A Class B, 144A 4.000%, 09/15/42@	2,127	2,087,073
Series 2015-C Class B, 144A 3.500%, 09/15/43@	2,348	2,320,680
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M SOFR + 3.412%, Floor 3.150%), 144A 8.694%, 07/20/32@,•	4,000	4,005,676
TOTAL ASSET BACKED SECURITIES (Cost $22,684,133)		22,824,018

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.5%
BANK5, Series 2024-5YR5 Class C, 7.245%, 02/15/29•	2,550	2,630,233
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,839,526
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,474,989
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.157%, 05/25/26@,•	6,000	5,911,148
Series 2019-K736 Class B, 144A 3.885%, 07/25/26@,•	1,500	1,470,389
Series 2015-K48 Class B, 144A 3.771%, 08/25/48@,•	2,500	2,469,876
Series 2016-K52 Class B, 144A 4.068%, 01/25/49@,•	5,065	5,003,217
Series 2016-K53 Class C, 144A 4.161%, 03/25/49@,•	3,525	3,473,957
	Par (000)	Value†

Series 2017-K729 Class C, 144A 3.786%, 11/25/49@,•	$2,460	$2,445,641
Series 2017-K63 Class B, 144A 4.011%, 02/25/50@,•	1,500	1,468,585
Series 2018-K85 Class C, 144A 4.464%, 12/25/50@,•	3,500	3,400,052
Series 2019-K102 Class B, 144A 3.651%, 12/25/51@,•	5,320	5,018,785
Series 2019-K95 Class B, 144A 4.057%, 08/25/52@,•	2,500	2,408,295
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,632,529
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $47,976,974)		45,647,222

CORPORATE BONDS — 27.2%
Aerospace & Defense — 0.5%
The Boeing Co. 3.500%, 03/01/39	2,000	1,520,918
Apparel — 0.8%
VF Corp. 2.800%, 04/23/27	3,000	2,843,423
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,993,885
Banks — 3.7%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 7.063%, 07/15/29•	3,500	3,290,073
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 6.009%, 02/01/27•	3,200	3,143,690
State Street Corp. (3 M SOFR + 0.822%) 5.940%, 05/15/28•	3,830	3,620,870
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,600,981
		12,655,614
Beverages — 0.5%
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,757,477
Biotechnology — 0.9%
Amgen, Inc. 5.600%, 03/02/43	3,000	3,151,158
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	2,038,278

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	$3,000	$2,832,152
Electric — 3.0%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,745,618
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,184,935
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	2,072,016
Northern States Power Co. 3.600%, 09/15/47	4,000	3,209,898
		10,212,467
Food — 3.2%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,323,219
The Hershey Co. 1.700%, 06/01/30	3,000	2,641,023
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,872,438
The Kroger Co. 4.900%, 09/15/31	3,000	3,019,670
		10,856,350
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,455,237
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,706,093
Healthcare Services — 1.1%
Centene Corp. 4.625%, 12/15/29	2,000	1,956,933
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,777,084
		3,734,017
Household Products & Wares — 1.3%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,619,369
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,904,160
		4,523,529
Insurance — 0.9%
New York Life Global Funding, 144A 4.550%, 01/28/33@	3,000	3,009,726
Investment Companies — 0.6%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,843,929
	Par (000)	Value†

Media — 0.3%
Paramount Global 4.200%, 05/19/32	$1,000	$886,020
Pharmaceuticals — 2.1%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,931,032
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	3,160,295
Merck & Co., Inc. 3.900%, 03/07/39	2,200	2,008,228
		7,099,555
Pipelines — 0.7%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,179,773
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,447,613
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,350,688
Semiconductors — 0.6%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,944,009
Software — 0.4%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,388,876
Telecommunications — 2.0%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,968,814
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,923,072
		6,891,886
Transportation — 0.6%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	1,984	1,913,450
TOTAL CORPORATE BONDS (Cost $95,517,728)		92,236,123

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,759,613)	2,800	2,770,092

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†

RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.3%
Collateralized Mortgage Obligations — 27.0%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.576%, 09/25/45@,•	$2,491	$2,390,371
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.745%, 05/25/49@,•	4,626	4,422,122
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,299	1,147,694
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,531	3,194,035
Fannie Mae Pool 2.000%, 08/01/42	4,888	4,239,887
Freddie Mac Pool 5.500%, 08/01/53	3,213	3,251,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,151,048
Ginnie Mae,
Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,649,801
3.500%, 11/20/52	3,165	2,932,929
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,679	3,983,854
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.625%, 05/25/50@,•	5,040	4,469,798
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.930%, 08/25/50@,•	4,570	3,825,740
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	3,118	2,853,848
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,520	3,982,810
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,833	2,493,612
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	4,729	4,011,615
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,536	2,939,139
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,642	3,855,913
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	4,219	3,557,887
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,328	6,411,085
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,673	1,537,546
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,626	2,185,099
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	$2,764	$2,418,463
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,118,818
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 4.219%, 07/25/59@,•	816	807,078
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,940,711
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	4,280	3,761,318
Series 2022-2 Class A2, 144A 2.500%, 12/25/51@,•	4,068	3,416,995
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.778%, 01/20/46@,•	1,695	1,606,782
		91,557,823
Fannie Mae Pool — 7.6%
3.500%, 10/01/45	4,281	4,037,995
1.500%, 06/01/51	3,492	2,760,863
2.000%, 11/01/51	4,216	3,498,395
2.000%, 12/01/51	2,552	2,116,571
3.000%, 03/01/52	9,685	8,713,711
6.000%, 07/01/53	4,419	4,523,248
		25,650,783
Fannie Mae REMICS — 1.2%
Series 2019-48 Class MA 3.000%, 09/25/49	4,420	3,951,207
Freddie Mac Pool — 5.7%
2.500%, 04/01/52	9,965	8,611,432
4.000%, 09/01/52	6,591	6,331,239
4.000%, 01/01/53	4,604	4,417,655
		19,360,326
Freddie Mac REMICS — 3.1%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,981,532
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,405,776
		10,387,308
Ginnie Mae — 0.7%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,433,387
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $158,763,228)		153,340,834

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Quality Bond Fund
	Par (000)	Value†

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
3.250%, 05/15/42	$1,920	$1,704,900
2.500%, 02/15/45	6,700	5,113,984
3.000%, 02/15/48	2,760	2,241,745
4.125%, 08/15/53	2,400	2,386,688
U.S. Treasury Inflation Indexed Bonds 2.125%, 02/15/54	1,025	1,062,785
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	6,395	6,456,660
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,953,263)		18,966,762
	Number of Shares
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $2,171,706)	2,171,706	2,171,706
TOTAL INVESTMENTS — 99.8% (Cost $347,826,645)		$337,956,757
Other Assets & Liabilities — 0.2%		719,588
TOTAL NET ASSETS — 100.0%		$338,676,345

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $134,219,490, which represents 39.6% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Futures contracts held by the Fund at September 30, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 5 Year Note	12/31/24	374	1,000	$110	$41,096,171	$89,421	$—
Long	U.S. Treasury 10 Year Note	12/19/24	2	1,000	114	228,562	200	—
							$89,621	$—
4